Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 272.8	$ 238.7
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	151.2	124.0
Common Stock [Member] | Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 121.6	$ 114.7
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	3.2	3.6